Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies
Schedule of commitments relating to vessels under construction

Period	June 30, 2020
Not later than one year	637,420
Later than one year and not later than three years	150,880
Total	788,300

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

Period	June 30, 2020
Not later than one year	404,794
Later than one year and not later than two years	332,784
Later than two years and not later than three years	318,234
Later than three years and not later than four years	281,395
Later than four years and not later than five years	244,375
More than five years	638,211
Total	2,219,793